Schedule III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation
Property Type		Office
Encumbrances	$ 496,033,809
Gross Carrying Amount	1,182,823,137	328,342,614	172,333,825	106,896,144
Accumulated Depreciation	43,088,577	18,898,049	9,471,264	3,862,595
Date Acquired	Dec. 27, 2013
Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	145,922,555
Gross Carrying Amount	145,922,555
Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,032,485,770
Cost Capitalized Subsequent to Acquisition	4,414,812
Gross Carrying Amount	1,036,900,582
Plainfield
Real Estate and Accumulated Depreciation
Property Type	Office/Laboratory
Encumbrances	19,958,225
Gross Carrying Amount	33,261,348
Accumulated Depreciation	6,023,302
Date Acquired	Jun. 18, 2009
Plainfield | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Plainfield | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Plainfield | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,708,916
Gross Carrying Amount	3,708,916
Plainfield | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	27,335,306
Cost Capitalized Subsequent to Acquisition	2,217,126
Gross Carrying Amount	29,552,432
Renfro
Real Estate and Accumulated Depreciation
Property Type	Warehouse/Distribution
Encumbrances	13,500,000
Gross Carrying Amount	21,593,513
Accumulated Depreciation	3,713,538
Date Acquired	Jun. 18, 2009
Renfro | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Renfro | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Renfro | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,400,000
Gross Carrying Amount	1,400,000
Renfro | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	18,803,857
Cost Capitalized Subsequent to Acquisition	1,389,656
Gross Carrying Amount	20,193,513
Will Partners
Real Estate and Accumulated Depreciation
Property Type	Warehouse/Distribution
Encumbrances	3,311,433
Gross Carrying Amount	24,910,124
Accumulated Depreciation	3,413,224
Date Acquired	Jun. 04, 2010
Will Partners | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Will Partners | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Will Partners | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,494,108
Gross Carrying Amount	1,494,108
Will Partners | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	23,416,016
Gross Carrying Amount	23,416,016
Emporia Partners
Real Estate and Accumulated Depreciation
Property Type	Office/Industrial/Distribution
Encumbrances	4,442,140
Gross Carrying Amount	7,841,583
Accumulated Depreciation	1,083,337
Date Acquired	Aug. 27, 2010
Emporia Partners | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Emporia Partners | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Emporia Partners | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	274,110
Gross Carrying Amount	274,110
Emporia Partners | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	7,567,473
Gross Carrying Amount	7,567,473
ITT
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	4,600,000
Gross Carrying Amount	7,104,240
Accumulated Depreciation	895,715
Date Acquired	Sep. 23, 2010
ITT | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
ITT | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
ITT | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,877,062
Gross Carrying Amount	2,877,062
ITT | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	4,221,900
Cost Capitalized Subsequent to Acquisition	5,278
Gross Carrying Amount	4,227,178
Quad/Graphics
Real Estate and Accumulated Depreciation
Property Type	Industrial/Office
Encumbrances	7,500,000
Gross Carrying Amount	12,445,264
Accumulated Depreciation	1,144,139
Date Acquired	Dec. 30, 2010
Quad/Graphics | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Quad/Graphics | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Quad/Graphics | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,949,600
Gross Carrying Amount	1,949,600
Quad/Graphics | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	10,235,736
Cost Capitalized Subsequent to Acquisition	259,928
Gross Carrying Amount	10,495,664
LTI
Real Estate and Accumulated Depreciation
Property Type	Office/Laboratory/Manufacturing
Encumbrances	32,822,202
Gross Carrying Amount	65,422,486
Accumulated Depreciation	6,114,051
Date Acquired	May 13, 2011
LTI | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
LTI | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
LTI | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	15,300,000
Gross Carrying Amount	15,300,000
LTI | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	50,122,486
Gross Carrying Amount	50,122,486
AT & T
Real Estate and Accumulated Depreciation
Property Type	Office/ Data Center	Office/Data Center
Encumbrances	26,000,000
Gross Carrying Amount	39,651,687
Accumulated Depreciation	2,822,754
Date Acquired	Jan. 31, 2012	Jan. 31, 2012
AT & T | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
AT & T | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
AT & T | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	6,770,223
Gross Carrying Amount	6,770,223
AT & T | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	32,420,340
Cost Capitalized Subsequent to Acquisition	461,124
Gross Carrying Amount	32,881,464
Westinghouse
Real Estate and Accumulated Depreciation
Property Type	Engineering Facility	Engineering Facility
Encumbrances	22,000,000
Gross Carrying Amount	31,745,594
Accumulated Depreciation	1,892,116
Date Acquired	Mar. 22, 2012	Mar. 22, 2012
Westinghouse | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Westinghouse | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Westinghouse | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,650,000
Gross Carrying Amount	2,650,000
Westinghouse | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	29,095,594
Gross Carrying Amount	29,095,594
GE
Real Estate and Accumulated Depreciation
Property Type	Assembly/Manufacturing
Encumbrances	6,711,394
Gross Carrying Amount	12,803,094
Accumulated Depreciation	666,536
Date Acquired	May 31, 2012
GE | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
GE | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
GE | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,773,000
Gross Carrying Amount	3,773,000
GE | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	9,030,094
Gross Carrying Amount	9,030,094
Travelers
Real Estate and Accumulated Depreciation
Property Type	Office	Office
Encumbrances	9,500,000
Gross Carrying Amount	16,174,513
Accumulated Depreciation	916,805
Date Acquired	Jun. 29, 2012	Jun. 29, 2012
Travelers | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Travelers | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Travelers | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,600,000
Gross Carrying Amount	2,600,000
Travelers | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	13,500,000
Cost Capitalized Subsequent to Acquisition	74,513
Gross Carrying Amount	13,574,513
Zeller Plastik
Real Estate and Accumulated Depreciation
Property Type	Manufacturing	Manufacturing
Encumbrances	9,000,000
Gross Carrying Amount	15,910,302
Accumulated Depreciation	567,558
Date Acquired	Nov. 08, 2012	Nov. 08, 2012
Zeller Plastik | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Zeller Plastik | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Zeller Plastik | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,673,700
Gross Carrying Amount	2,673,700
Zeller Plastik | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	13,229,415
Cost Capitalized Subsequent to Acquisition	7,187
Gross Carrying Amount	13,236,602
Northrop Grumman
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	2,140,063
Gross Carrying Amount	17,487,845
Accumulated Depreciation	1,115,480
Date Acquired	Nov. 13, 2012	Nov. 13, 2012
Northrop Grumman | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Northrop Grumman | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Northrop Grumman | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,300,000
Gross Carrying Amount	1,300,000
Northrop Grumman | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	16,187,845
Gross Carrying Amount	16,187,845
Health Net
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	13,500,000
Gross Carrying Amount	22,253,885
Accumulated Depreciation	1,136,965
Date Acquired	Dec. 18, 2012	Dec. 18, 2012
Health Net | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Health Net | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Health Net | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	4,181,800
Gross Carrying Amount	4,181,800
Health Net | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	18,072,085
Gross Carrying Amount	18,072,085
Comcast Greenwood Village, Co
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	3,398,924
Gross Carrying Amount	25,972,018
Accumulated Depreciation	1,290,943
Date Acquired	Jan. 11, 2013
Comcast Greenwood Village, Co | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Comcast Greenwood Village, Co | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Comcast Greenwood Village, Co | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,145,880
Gross Carrying Amount	3,145,880
Comcast Greenwood Village, Co | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	22,826,138
Gross Carrying Amount	22,826,138
Boeing Renton, WA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	1,510,633
Gross Carrying Amount	12,000,000
Accumulated Depreciation	831,684
Date Acquired	Feb. 15, 2013
Boeing Renton, WA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Boeing Renton, WA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Boeing Renton, WA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,000,000
Gross Carrying Amount	3,000,000
Boeing Renton, WA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	9,000,000
Gross Carrying Amount	9,000,000
Schlumberger Houston, TX
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	6,136,947
Gross Carrying Amount	50,552,138
Accumulated Depreciation	1,157,773
Date Acquired	May 01, 2013
Schlumberger Houston, TX | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Schlumberger Houston, TX | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Schlumberger Houston, TX | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,800,000
Gross Carrying Amount	2,800,000
Schlumberger Houston, TX | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	47,752,138
Gross Carrying Amount	47,752,138
United Technologies (''UTC'') Charlotte, NC
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	4,933,224
Gross Carrying Amount	39,188,000
Accumulated Depreciation	995,684
Date Acquired	May 03, 2013
United Technologies (''UTC'') Charlotte, NC | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
United Technologies (''UTC'') Charlotte, NC | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
United Technologies (''UTC'') Charlotte, NC | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,330,000
Gross Carrying Amount	1,330,000
United Technologies (''UTC'') Charlotte, NC | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	37,858,000
Gross Carrying Amount	37,858,000
Avnet Chandler, AZ
Real Estate and Accumulated Depreciation
Property Type	Research & Development/Flex Facility
Encumbrances	4,154,241
Gross Carrying Amount	33,340,703
Accumulated Depreciation	740,226
Date Acquired	May 29, 2013
Avnet Chandler, AZ | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Avnet Chandler, AZ | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Avnet Chandler, AZ | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,860,000
Gross Carrying Amount	1,860,000
Avnet Chandler, AZ | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	31,480,703
Gross Carrying Amount	31,480,703
Cigna Phoenix, AZ
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	6,860,791
Gross Carrying Amount	56,701,979
Accumulated Depreciation	1,037,536
Date Acquired	Jun. 20, 2013
Cigna Phoenix, AZ | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Cigna Phoenix, AZ | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Cigna Phoenix, AZ | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	8,600,000
Gross Carrying Amount	8,600,000
Cigna Phoenix, AZ | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	48,101,979
Gross Carrying Amount	48,101,979
Nokia Arlington Heights, IL
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	3,587,753
Gross Carrying Amount	29,540,000
Accumulated Depreciation	295,880
Date Acquired	Aug. 13, 2013
Nokia Arlington Heights, IL | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Nokia Arlington Heights, IL | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Nokia Arlington Heights, IL | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	7,697,000
Gross Carrying Amount	7,697,000
Nokia Arlington Heights, IL | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	21,843,000
Gross Carrying Amount	21,843,000
Verizon Property, Warren NJ
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	5,035,443
Gross Carrying Amount	42,067,802
Accumulated Depreciation	555,846
Date Acquired	Oct. 03, 2013
Verizon Property, Warren NJ | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Verizon Property, Warren NJ | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Verizon Property, Warren NJ | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	5,300,000
Gross Carrying Amount	5,300,000
Verizon Property, Warren NJ | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	36,767,802
Gross Carrying Amount	36,767,802
Fox Head Property, Irvine CA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	3,430,396
Gross Carrying Amount	26,901,898
Accumulated Depreciation	144,461
Date Acquired	Oct. 29, 2013
Fox Head Property, Irvine CA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Fox Head Property, Irvine CA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Fox Head Property, Irvine CA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,672,000
Gross Carrying Amount	3,672,000
Fox Head Property, Irvine CA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	23,229,898
Gross Carrying Amount	23,229,898
Coca-Cola Refreshments, Atlanta GA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	30,394,309
Gross Carrying Amount	55,226,557
Accumulated Depreciation	402,314
Date Acquired	Nov. 05, 2013
Coca-Cola Refreshments, Atlanta GA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Coca-Cola Refreshments, Atlanta GA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Coca-Cola Refreshments, Atlanta GA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	5,000,000
Gross Carrying Amount	5,000,000
Coca-Cola Refreshments, Atlanta GA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	50,226,557
Gross Carrying Amount	50,226,557
General Electric, Atlanta GA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	33,303,335
Gross Carrying Amount	56,446,469
Accumulated Depreciation	277,147
Date Acquired	Nov. 05, 2013
General Electric, Atlanta GA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
General Electric, Atlanta GA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
General Electric, Atlanta GA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	5,050,000
Gross Carrying Amount	5,050,000
General Electric, Atlanta GA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	51,396,469
Gross Carrying Amount	51,396,469
Atlanta Wildwood, Atlanta GA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	16,049,800
Gross Carrying Amount	27,602,909
Accumulated Depreciation	227,928
Date Acquired	Nov. 05, 2013
Atlanta Wildwood, Atlanta GA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Atlanta Wildwood, Atlanta GA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Atlanta Wildwood, Atlanta GA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	4,189,404
Gross Carrying Amount	4,189,404
Atlanta Wildwood, Atlanta GA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	23,413,505
Gross Carrying Amount	23,413,505
Community Insurance, Mason OH
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	14,795,909
Gross Carrying Amount	23,500,000
Accumulated Depreciation	145,811
Date Acquired	Nov. 05, 2013
Community Insurance, Mason OH | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Community Insurance, Mason OH | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Community Insurance, Mason OH | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,177,372
Gross Carrying Amount	1,177,372
Community Insurance, Mason OH | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	22,322,628
Gross Carrying Amount	22,322,628
Anthem, Mason OH
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	5,818,052
Gross Carrying Amount	9,742,383
Accumulated Depreciation	77,771
Date Acquired	Nov. 05, 2013
Anthem, Mason OH | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Anthem, Mason OH | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Anthem, Mason OH | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	850,000
Gross Carrying Amount	850,000
Anthem, Mason OH | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	8,892,383
Gross Carrying Amount	8,892,383
JP Morgan Chase, Westerville OH
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	21,065,362
Gross Carrying Amount	44,500,000
Accumulated Depreciation	245,227
Date Acquired	Nov. 05, 2013
JP Morgan Chase, Westerville OH | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
JP Morgan Chase, Westerville OH | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
JP Morgan Chase, Westerville OH | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	5,500,000
Gross Carrying Amount	5,500,000
JP Morgan Chase, Westerville OH | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	39,000,000
Gross Carrying Amount	39,000,000
IBM, Dublin OH
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	18,708,048
Gross Carrying Amount	37,519,429
Accumulated Depreciation	299,279
Date Acquired	Nov. 05, 2013
IBM, Dublin OH | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
IBM, Dublin OH | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
IBM, Dublin OH | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	4,750,000
Gross Carrying Amount	4,750,000
IBM, Dublin OH | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	32,769,429
Gross Carrying Amount	32,769,429
Aetna, Arlington TX
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	9,002,935
Gross Carrying Amount	15,330,325
Accumulated Depreciation	118,478
Date Acquired	Nov. 05, 2013
Aetna, Arlington TX | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Aetna, Arlington TX | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Aetna, Arlington TX | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,000,000
Gross Carrying Amount	3,000,000
Aetna, Arlington TX | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	12,330,325
Gross Carrying Amount	12,330,325
CHRISTUS Health, Irving TX
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	23,573,144
Gross Carrying Amount	48,872,380
Accumulated Depreciation	342,803
Date Acquired	Nov. 05, 2013
CHRISTUS Health, Irving TX | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
CHRISTUS Health, Irving TX | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
CHRISTUS Health, Irving TX | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,950,000
Gross Carrying Amount	1,950,000
CHRISTUS Health, Irving TX | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	46,922,380
Gross Carrying Amount	46,922,380
Roush Industries, Allen Park MI
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	5,517,119
Gross Carrying Amount	12,250,000
Accumulated Depreciation	215,988
Date Acquired	Nov. 05, 2013
Roush Industries, Allen Park MI | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Roush Industries, Allen Park MI | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Roush Industries, Allen Park MI | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	875,000
Gross Carrying Amount	875,000
Roush Industries, Allen Park MI | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	11,375,000
Gross Carrying Amount	11,375,000
Wells Fargo, Milwaukee WI
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	13,542,019
Gross Carrying Amount	29,447,611
Accumulated Depreciation	310,042
Date Acquired	Nov. 05, 2013
Wells Fargo, Milwaukee WI | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Wells Fargo, Milwaukee WI | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Wells Fargo, Milwaukee WI | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	3,100,000
Gross Carrying Amount	3,100,000
Wells Fargo, Milwaukee WI | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	26,347,611
Gross Carrying Amount	26,347,611
Shire Pharmaceuticals, Wayne PA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	13,516,941
Gross Carrying Amount	21,860,445
Accumulated Depreciation	265,501
Date Acquired	Nov. 05, 2013
Shire Pharmaceuticals, Wayne PA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Shire Pharmaceuticals, Wayne PA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Shire Pharmaceuticals, Wayne PA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,925,000
Gross Carrying Amount	2,925,000
Shire Pharmaceuticals, Wayne PA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	18,935,445
Gross Carrying Amount	18,935,445
United HealthCare, St. Louis MO
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	11,686,260
Gross Carrying Amount	26,429,649
Accumulated Depreciation	258,924
Date Acquired	Nov. 05, 2013
United HealthCare, St. Louis MO | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
United HealthCare, St. Louis MO | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
United HealthCare, St. Louis MO | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,920,000
Gross Carrying Amount	2,920,000
United HealthCare, St. Louis MO | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	23,509,649
Gross Carrying Amount	23,509,649
Eagle Rock Executive Office Center, East Hanover NJ
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	7,122,099
Gross Carrying Amount	6,385,476
Accumulated Depreciation	65,243
Date Acquired	Nov. 05, 2013
Eagle Rock Executive Office Center, East Hanover NJ | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Eagle Rock Executive Office Center, East Hanover NJ | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Eagle Rock Executive Office Center, East Hanover NJ | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,366,402
Gross Carrying Amount	1,366,402
Eagle Rock Executive Office Center, East Hanover NJ | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	5,019,074
Gross Carrying Amount	5,019,074
College Park Plaza, Indianapolis IN
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	6,570,387
Gross Carrying Amount	7,400,000
Accumulated Depreciation	283,082
Date Acquired	Nov. 05, 2013
College Park Plaza, Indianapolis IN | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
College Park Plaza, Indianapolis IN | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
College Park Plaza, Indianapolis IN | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	736,514
Gross Carrying Amount	736,514
College Park Plaza, Indianapolis IN | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	6,663,486
Gross Carrying Amount	6,663,486
One Century Place, Nashville TN
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	36,989,773
Gross Carrying Amount	69,186,807
Accumulated Depreciation	803,353
Date Acquired	Nov. 05, 2013
One Century Place, Nashville TN | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
One Century Place, Nashville TN | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
One Century Place, Nashville TN | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	8,025,000
Gross Carrying Amount	8,025,000
One Century Place, Nashville TN | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	61,161,807
Gross Carrying Amount	61,161,807
Comcast Northpointe Corporate Center II, Lynwood WA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	3,811,827
Gross Carrying Amount	7,174,825
Accumulated Depreciation	23,666
Date Acquired	Nov. 05, 2013
Comcast Northpointe Corporate Center II, Lynwood WA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Comcast Northpointe Corporate Center II, Lynwood WA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Comcast Northpointe Corporate Center II, Lynwood WA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	1,108,847
Gross Carrying Amount	1,108,847
Comcast Northpointe Corporate Center II, Lynwood WA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	6,065,978
Gross Carrying Amount	6,065,978
Comcast Northpointe Corporate Center I, Lynwood WA
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	10,532,681
Gross Carrying Amount	19,221,528
Accumulated Depreciation	158,546
Date Acquired	Nov. 05, 2013
Comcast Northpointe Corporate Center I, Lynwood WA | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Comcast Northpointe Corporate Center I, Lynwood WA | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Comcast Northpointe Corporate Center I, Lynwood WA | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,291,617
Gross Carrying Amount	2,291,617
Comcast Northpointe Corporate Center I, Lynwood WA | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	16,929,911
Gross Carrying Amount	16,929,911
Farmers, Kansas City KS
Real Estate and Accumulated Depreciation
Property Type	Office
Encumbrances	0
Gross Carrying Amount	19,856,328
Accumulated Depreciation	11,921
Date Acquired	Dec. 27, 2013
Farmers, Kansas City KS | Minimum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	5 years
Farmers, Kansas City KS | Maximum
Real Estate and Accumulated Depreciation
Life on which depreciation in latest income statement is computed	40 years
Farmers, Kansas City KS | Land
Real Estate and Accumulated Depreciation
Initial Cost to Company	2,750,000
Gross Carrying Amount	2,750,000
Farmers, Kansas City KS | Building and Improvements
Real Estate and Accumulated Depreciation
Initial Cost to Company	17,106,328
Gross Carrying Amount	$ 17,106,328